Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Apr. 30, 2019
Assets
Other assets, net	$ 20,254		$ 17,087
Total assets	1,673,745		1,415,290		$ 1,356,588
LIABILITIES
Other liabilities	23,356		21,004
Total liabilities	1,580,411		1,327,589
Stockholders' equity	93,334		87,701		$ 84,898
Total liabilities and stockholders' equity	$ 1,673,745	$ 70,996	$ 1,415,290	$ 57,671
TD Ameritrade [member]
Assets
Receivables from brokers, dealers, and clearing organizations		2,124		3,212
Receivables from clients, net		23,118		27,156
Other assets, net		45,754		27,303
Total assets		70,996		57,671
LIABILITIES
Payable to brokers, dealers, and clearing organizations		2,709		4,357
Payable to clients		46,292		35,650
Other liabilities		9,254		6,205
Total liabilities		58,255		46,212
Stockholders' equity		$ 12,741		$ 11,459